TAX - Reconciliation of the PRC statutory corporate income tax rate to the effective income tax rate (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
TAX [abstract]
PRC statutory enterprise income tax rate	25.00%	25.00%	25.00%
Effect of different tax rates for overseas subsidiaries	4.30%	2.60%	7.00%
Effect of changes in tax rates	0.00%	2.90%	0.00%
Tax credit from the government	(3.30%)	(2.60%)	(0.80%)
Tax reported in equity-accounted entities within China	(0.30%)	(0.10%)	(0.20%)
Tax losses previously not recognized	0.00%	0.00%	(0.20%)
Others	2.80%	0.90%	(0.90%)
Group's effective income tax rate	28.50%	28.70%	29.90%